Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(3) ($)	Average Compensation Actually Paid to non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(5) ($)	Net Loss ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)

2025	1,361,831	(148,284)	882,264	339,391	18.51	(55,924,814)
2024	6,139,625	2,823,424	2,236,997	1,141,803	69.88	(26,567,123)
2023	1,807,338	1,254,456	1,270,290	874,797	67.16	(37,644,784)

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dhillon (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table.”
PEO Total Compensation Amount	$ 1,361,831	$ 6,139,625	$ 1,807,338
PEO Actually Paid Compensation Amount	$ (148,284)	2,823,424	1,254,456
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Dhillon, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dhillon during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dhillon’s total compensation for each year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total For PEO ($)	Deduction of Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)

2025	1,361,831	(532,231)	(977,884)	(148,284)
2024	6,139,625	(5,345,100)	2,028,899	2,823,424
2023	1,807,338	(1,087,338)	534,456	1,254,456
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted During the Fiscal Year ($) (i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (ii)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (iii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (iv)	Total Equity Award Adjustments ($)

2025	72,078	(1,091,734)	89,138	(47,366)	(977,884)
2024	1,229,022	152,978	155,374	491,525	2,028,899
2023	554,219	(35,861)	4,811	11,287	534,456

Non-PEO NEO Average Total Compensation Amount	$ 882,264	2,236,997	1,270,290
Non-PEO NEO Average Compensation Actually Paid Amount	$ 339,391	1,141,803	874,797
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent (i) the average amount of “compensation actually paid” to Ms. Arsenault and Mr. Diep in 2025 and (ii) the amount of “compensation actually paid” to Ms. Arsenault in 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Arsenault and Mr. Diep during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Arsenault’s and Mr. Diep’s total compensation for each year to determine the compensation actually paid:

Fiscal Year	Average of Reported Summary Compensation Table Total For Non-PEO NEOs ($)	Deduction of Average of Reported Value of Equity Awards ($)	Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	882,264	(319,339)	(223,534)	339,391
2024	2,236,997	(1,710,384)	615,190	1,141,803
2023	1,270,290	(794,290)	398,797	874,797
a.The amounts deducted or added in calculating the total equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted During the Fiscal Year ($) (i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (ii)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (iii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (iv)	Total Equity Award Adjustments ($)

2025	43,246	(306,328)	53,483	(13,935)	(223,534)
2024	247,205	69,279	50,379	248,327	615,190
2023	412,110	(15,672)	7,144	(4,785)	398,797

Compensation Actually Paid vs. Total Shareholder Return
The graph below sets forth the relationship between the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEO, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The graph below sets forth the amount of Compensation Actually Paid to our PEO, the amount of Compensation Actually Paid to our Non-PEO NEO, and our net income during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 18.51	69.88	67.16
Net Income (Loss)	$ (55,924,814)	(26,567,123)	(37,644,784)
PEO Name	Mr. Dhillon
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (the “Pay Versus Performance Rule”), we are providing the following information about the relationship between executive compensation actually paid for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and certain financial performance of the Company for the fiscal years listed below.
	The dollar amounts reported in column (d) represent (i) for 2025 the average of the amounts of total compensation reported for Ms. Arsenault and Mr. Diep in the “Total” column of the Summary Compensation Table and (ii) for 2024, the amounts of total compensation reported for Ms. Arsenault for 2022 and 2023 in the “Total” column of the applicable year’s Summary Compensation Table. Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (532,231)	(5,345,100)	(1,087,338)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(977,884)	2,028,899	534,456
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,078	1,229,022	554,219
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,091,734)	152,978	(35,861)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,138	155,374	4,811
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,366)	491,525	11,287
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(319,339)	(1,710,384)	(794,290)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(223,534)	615,190	398,797
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,246	247,205	412,110
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(306,328)	69,279	(15,672)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,483	50,379	7,144
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,935)	$ 248,327	$ (4,785)